Trade receivables	12 Months Ended
Dec. 31, 2022
Sales
Sales

4.1    Revenue

Revenue is presented by category and segment in Note 1. The breakdown of revenue by type is as follows:

–  Convergent services: these include revenue from convergent services in the B2C market (combined Internet + Mobile offers);

–  Mobile-only services: mobile-only services revenue includes call revenues (voice, SMS and data), mainly outgoing, excluding convergent services (see below);

–  Fixed-only services: revenue from fixed-only services includes revenue from retail sales of fixed broadband and narrowband services, excluding convergent services (see below) and B2B fixed solutions and networks services, including voice and data services;

–  IT & Integration Services: these services include unified communication and collaboration services (LAN and telephony, consultancy, integration, project management), hosting and infrastructure services (including cloud computing), application services (customer relations management and other application services), security services, video conferencing offers and equipment sales related to the above products and services;

–  Services to carriers (wholesale): wholesale revenue includes roaming revenue from customers of other networks (national and international roaming), from Mobile Virtual Network Operators (MVNO) and from network sharing;

–  Equipment sales: equipment sales include all sales of equipment (mobile devices, broadband equipment, connected devices and accessories) with the exception of equipment sales related to IT & Integration Services (presented on the “IT & Integration Services” line), sales of network equipment related to the operation of voice and data services in the Enterprise segment (presented on the “Fixed-only services” line) and equipment sales to external distributors or brokers (presented on the “Other revenue” line);

–  Other revenues: these revenues include, in particular, equipment sales to external distributors and brokers, revenue from portals, online advertising and the Group’s cross-functional activities and miscellaneous other revenues.

Accounting policies

Most revenue falls within the application scope of IFRS 15 “Revenue from Contracts with Customers.” Orange’s products and services are offered to customers under services-only contracts and contracts combining the equipment used to access services and/or other service offers. Revenue is recognized net of VAT and other taxes collected on behalf of governments.

–  Standalone service offers (mobile-only services, fixed-only services, convergent services)

Orange offers its B2C and B2B customers a range of fixed and mobile telephony services, fixed and mobile Internet access offers and content offers (TV, video, media, value-added audio service, etc.). Some contracts are for a fixed term (generally 12 or 24 months), while others may be terminated at short notice (i.e. monthly arrangements or portions of services).

Service revenue is recognized when the service is provided, based on use (e.g. minutes of traffic or bytes of data processed) or the period (e.g. monthly service costs).

For some content services, Orange may act solely as an agent enabling the supply by a third-party of goods or services to the customer and not as a principal in the supply of the content. In such cases, revenue is recognized net of amounts transferred to the third party.

Contracts with customers generally do not include a material right, as the price invoiced for subscriptions and the services purchased and consumed by the customer beyond the specific scope (e.g. additional consumption, options, etc.) generally reflect their standalone selling prices. There is no significant impact from contract modification for this type of service contract. Service obligations transferred to the customer at the same pace are treated as a single obligation.

When contracts include contractual clauses relating to commercial discounts (initial discount on signing the contract or conditional on reaching a consumption threshold) or items provided free of charge (for example: a free three-month subscription), the Group spreads these discounts or free items over the term of the contract (the period during which the Group and the customer have firm commitments). Where applicable, the consideration payable to the customer is recognized as a deduction from revenue in accordance with the specific terms and conditions of each contract.

If the performance obligations are not classified as distinct, the offer revenue is recognized on a straight-line basis over the contract term. One of the main applications of this method is the initial service connection in the context of a subscription and communication offer. It is not generally separable from the subscription and communication offer and its invoicing is therefore recognized in income over the average term of the expected contractual relationship.

–  Separate equipment sales

Orange offers its B2C and B2B customers several ways to buy their equipment (primarily mobile devices): equipment sales may be separate from or bundled with a service offer. When separate from a service offer, the amount invoiced is recognized in revenue on delivery and receivable immediately or in installments over a period of up to 24 months. Where payment is received in installments, the offer comprises a financial component and gives rise to the calculation of interest deducted from the amount invoiced and recognized over the payment period in finance costs, net.

Where Orange purchases and sells equipment to indirect channels, the Group generally considers that Orange maintains control until resale to the end-customer (the distributor acts as an agent), even where ownership is transferred to the distributor. Sale proceeds are therefore recognized when the end-customer takes possession of the equipment (on activation).

–  Bundled equipment and service offers

Orange proposes numerous offers to its B2C and B2B customers comprising equipment (e.g. a mobile device) and services (e.g. a talk & text plan).

Equipment revenue is recognized separately from service revenue if the two components are distinct (i.e. if the customer can receive one or other of the services separately). Where one of the components in the offer is not at its separate selling price, revenue is allocated to each component in proportion to their individual selling prices. This is notably the case in offers combining the sale of a mobile phone at a reduced price, where the individual selling price of the mobile phone is considered equal to its purchase cost and logistics expenses plus a commercial margin based on market practice. The amount allocated to equipment sales is recognized under revenue on delivery in exchange for a contract asset, spread over the term of the service contract.

The provision of a Livebox® (proprietary Internet box) is neither a separate component of the Internet access service offer nor a lease, as Orange maintains control of the box.

–  Services including both a build and run phase

For B2B customers, some contracts have two phases: build and then management (operation and maintenance) of assets built and delivered to customers. Revenue recognition requires an analysis of the facts and circumstances of each contract in order to determine whether distinct performance obligations exist. Under these contracts, if the build phase is classified as separate, the Group recognizes the revenue of this phase according to the percentage of completion. However, if the Group does not have a certain right to payment and/or if there is no continuous transfer of control of the asset being built, then revenues for this phase are recognized upon completion. These contracts are generally multi-year, with scalable offers. On each contract modification, we assess the scope of the modification and its impact on the contract price in order to determine whether the modification should be treated as a separate contract, as though the existing contract were terminated and a new contract signed, or whether the modification should be considered as a change to the existing contract.

–  Service offers to carriers (wholesale)

Three types of commercial agreements are entered into with wholesale customers for domestic wholesale activities or international carrier offers:

–  “pay-as-you-go” model: contract generally applied to “legacy” regulated activities (bitstream call termination, local loop access, roaming and certain data solution contracts), where contract services are not covered by a firm volume commitment. Revenue is recognized as the services are provided (which relates to transfer of control) over the contractual term;

–  “send-or-pay” model: contract where the price, volume and term are defined. The customer has a commitment to pay the amount indicated in the contract irrespective of actual traffic consumed over the commitment period. This contract category notably includes certain MVNO (mobile virtual network operator), IDD (international direct dialing) or hubbing (call free floating) contracts. The relevant revenue is recognized progressively based on actual traffic during the period, to reflect transfer of control to the customer;

–  mix model: hybrid contract combining the “pay-as-you-go” and “send-or-pay” models, comprising a fixed entry fee paid by the customer providing access to preferential pricing conditions for a given volume (“send-or-pay” component). In addition to this entry fee, an amount is invoiced based on traffic consumption (“pay-as-you-go” component). The amount invoiced for the entry fee included in this type of commercial agreement is recognized progressively in revenue based on actual traffic over the period.

Current agreements between major transit carriers are not invoiced or cross-invoiced (“free peering”) and are therefore not recognized in revenue.

–  Quality of service commitment clause

The contracts entered into by the Group and its customers include service level commitments regarding the processing of orders, delivery and after-sales support (delivery time, performance, recovery time). If the Group fails to comply with one of these commitments, it then compensates the customer, usually in the form of a price reduction. The projected amount of these penalties is recognized as a deduction from revenue whenever it is expected that the commitment will not be fulfilled.

–  Public-private service concession arrangements

The Group rolls out and/or operates certain networks under service concessions, such as the Public Initiative Networks implemented in France to roll out fiber optic networks in less populated areas. Some contracts are analyzed in accordance with IFRIC 12 “Service Concession Arrangements.” When the Group builds a network, construction revenue is recognized in consideration of a right to receive compensation from either a public entity or users of the public service. This right is accounted for as:

–  an intangible asset for the right to receive payments from public service users amounting to the fair value of the corresponding infrastructure and is amortized over the term of the contract; and/or

–  a financial receivable for the unconditional right to receive royalties from the public entity, for the fair value of the consideration expected from the public entity. This receivable is recognized at amortized cost.

–  Leases

Orange’s lease revenue is related either to its regulatory obligations to lease technical sites to its competitors, to the supply of equipment in certain contracts with B2B customers, or to the granting of rights of use meeting the criteria for leasing network equipment, i.e. occasional leases of surplus space in certain buildings to third parties.

Lease revenue is recognized on a straight-line basis over the contract term, except for certain equipment leases to B2B customers, which are classified as finance leases; in such cases the equipment is considered sold on credit.

Other operating income

4.2    Other operating income

(in millions of euros)	2022	2021	2020
Net banking income (NBI)	124	119	79
Income from customer collection	91	89	101
Site rentals and franchises income	34	87	54
Tax credits and subsidies	48	44	31
Income from universal service	3	4	4
Other income	447	441	336
Total	747	783	604

Net banking income (NBI) represents the net balance between income from banking operations (fees charged to customers, interest from loans, banking activities retail commissions and other income from banking operations) and expenses from banking operations (interest paid on loans, commissions paid and other bank operating expenses). It is prepared in accordance with accounting practices that are commonly used in France in the banking sector.

Income from customer collection mainly includes interest charged to customers for late payments and recovery of trade receivables previously recognized as losses.

Other income is predominantly comprises re-invoicing of network sharing costs, income received from litigation and income relating to line damage.

Trade receivables

4.3    Trade receivables

(in millions of euros)	2022	2021	2020
Net book value of trade receivables - in the opening balance	6,029	5,620	5,320
Business related variations	299	(53)	379
Changes in the scope of consolidation(1)	(3)	389	4
Translation adjustment	(76)	36	(90)
Reclassifications and other items	56	36	7
Net book value of trade receivables - in the closing balance	6,305	6,029	5,620
(1)

Changes in the scope of consolidation in 2021 included the externalization of Orange SA's trade receivables from concession contracts resulting from the loss of sole control over Orange Concessions for 288 million euros and the integration of Telekom Romania Communications for 100 million euros.

Sales of receivables program

Orange has set up non-recourse programs for the sales of its receivables due in installments in several countries. These are no longer recorded on the balance sheet. The amount received for the receivables disposed of was around 640 million euros in 2022, 740 million euros in 2021, 640 million euros in 2020 and mainly related to Spain, Poland, Romania and France.

Since 2020, Orange Spain has had in place a non-recourse program with Orange Bank for the disposal of receivables due in installments, replacing an existing program with a third-party bank. This program led to these receivables being derecognized from the balance sheet of Orange Spain (within telecom activities) and presented as customer loans and receivables within Mobile Financial Services activities (see Note 17.1.1).

(in millions of euros)	December 31,	December 31,	December 31,
	2022	2021	2020
Net trade receivables, depreciated according to their age	1,191	1,204	1,145
Net trade receivables, depreciated according to other criteria	324	422	400
Net trade receivables past due	1,515	1,627	1,544
Net trade receivables not past due(1)	4,790	4,402	4,076
Net trade receivables	6,305	6,029	5,620
o/w short-term trade receivables	6,022	5,793	5,382
o/w long-term trade receivables	283	236	238

(1)	Not past due receivables are presented net of the balance of expected losses on trade receivables, which amounted to (46) million euros at December 31, 2022, (54) million euros at December 31, 2021 and (56) million euros at December 31, 2020.

Shown below is the ageing table of the net trade receivables which are past due and impaired according to their maturity:

(in millions of euros)

The Group assessed the risk of non-recovery of trade receivables at December 31, 2022 and recognized impairment and losses on trade receivables in the income statement for an amount of (208) million euros over the period.

For Mobile Financial Services, the bank credit risk is described in Note 17.2.1.

The table below provides an analysis of the change in impairment for trade receivables in the statement of financial position:

(in millions of euros)	2022	2021	2020
Allowances on trade receivables - in the opening balance	(1,012)	(983)	(888)
Net addition with impact on income statement (1)	(208)	(212)	(383)
Losses on trade receivables	218	283	275
Changes in the scope of consolidation(2)	(6)	(91)	—
Translation adjustment	16	(7)	13
Reclassifications and other items	(4)	(1)	—
Allowances on trade receivables - in the closing balance	(996)	(1,012)	(983)
(1)	In 2020, the change in impairment of trade receivables included an effect of (129) million euros on the telecoms business in connection with the impact of the health crisis.
(2)	In 2021, the change in scope of consolidation is mainly related to the integration of Telekom Romania Communications.

Accounting policies

Trade receivables are mainly short-term with no stated interest rate and are measured in the statement of financial position at the par value of the receivable, in accordance with IFRS 15. Those trade receivables which include deferred payment terms over 12 or 24 months for customers buying a mobile phone are discounted and classified as current items in the statement of financial position. Receivables from B2B equipment finance leases are recognized as current operating receivables because they are acquired in the normal course of business.

In order to meet the requirements of IFRS 9, the impairment of trade receivables is based on three methods:

–  a collective statistical method: this is based on historical losses and leads to a separate impairment rate for each aging balance category. This analysis is performed over a homogeneous group of receivables with similar credit characteristics because they belong to a customer category (B2C, professionals);

–  a stand-alone method: the assessment of impairment probability and its amount are based on a set of relevant qualitative factors (aging of late payment, other balances with the counterparty, rating from independent agencies, geographical area). This method is mainly used for carrier customers (national and international), administrations and public authorities, as well as for businesses services key accounts;

–  a provisioning method based on expected loss: IFRS 9 requires recognition of expected losses on receivables immediately upon recognition of the financial instruments. In addition to the pre-existing provisioning system, the Group applies a simplified approach of early impairment at the time the asset is recognized. The rate applied depends on the maximum revenue non-recoverability rate.

Recognition of impairment losses for a group of receivables is the step preceding identification of impairment losses on individual receivables. As soon as information is available (customers in bankruptcy or subject to court-ordered liquidation), these receivables are then excluded from the statistical impairment database and individually impaired.

The trade receivables may be part of non-recourse programs. When they are assigned to consolidated securitization mutual funds, they remain on the statement of financial position. Other disposals to financial institutions may lead to their de-recognition in the event that legal ownership and almost all the risks and benefits of the receivables are transferred as described by IFRS 9.

Customer contract net assets and liabilities

4.4 Customer contract net assets and liabilities

(in millions of euros)	December 31, 2022	December 31, 2021	December 31, 2020
Customer contract net assets (1)	733	740	709
Costs of obtaining a contract	298	294	262
Costs to fulfill a contract	539	426	265
Total customer contract net assets	1,570	1,460	1,236
Prepaid telephone cards	(175)	(186)	(197)
Connection fees	(507)	(563)	(589)
Loyalty programs	(31)	(29)	(25)
Other deferred revenue (2)	(1,847)	(1,717)	(1,158)
Other customer contract liabilities	(19)	(17)	(15)
Total deferred revenue related to customer contracts	(2,579)	(2,512)	(1,984)
Total customer contract net assets and liabilities	(1,009)	(1,052)	(748)

(1)	Assets net of performance obligations.
(2)	Includes in particular subscriptions. The change in Other deferred revenue is detailed below.

The following tables give an analysis of the balances of customer contract net assets and the costs of acquiring and fulfilling contracts in the statement of financial position.

(in millions of euros)	2022	2021	2020
Customer contract net assets - in the opening balance	740	709	771
Business related variations(1)	(1)	30	(60)
Changes in the scope of consolidation	—	4	—
Translation adjustment	(1)	—	(3)
Reclassifications and other items	(6)	(3)	—
Customer contract net assets - in the closing balance	733	740	709

(1)	Mainly includes new contract assets net of related liabilities, transfer of net contract assets directly to trade receivables and impairment in the period.

(in millions of euros)	2022	2021	2020
Costs of obtaining a contract - in the opening balance	294	262	258
Business related variations	6	20	11
Changes in the scope of consolidation	—	12	—
Translation adjustment	(2)	(1)	(7)
Reclassifications and other items	—	—	—
Costs of obtaining a contract - in the closing balance	298	294	262

(in millions of euros)	2022	2021	2020
Costs to fulfill a contract - in the opening balance	426	265	181
Business related variations	122	31	21
Changes in the scope of consolidation	—	—	—
Translation adjustment	(5)	11	(12)
Reclassifications and other items	(4)	118	75
Costs to fulfill a contract - in the closing balance	539	426	265

Below is presented the change in deferred income related to customer contracts (prepaid telephone cards, connection fees, loyalty programs and other unearned income) in the statement of financial position:

(in millions of euros)	2022	2021	2020
Deferred revenue related to customer contracts - in the opening balance	2,512	1,984	2,093
Business related variations(1)	101	220	(73)
Changes in the scope of consolidation(2)	1	183	—
Translation adjustment	(23)	13	(31)
Reclassifications and other items	(13)	112	(6)
Deferred revenue related to customer contracts - in the closing balance	2,579	2,512	1,984

(1)	In 2022, business-related changes mainly concern contracts for the provision of the Orange network in Spain.
(2)	In 2021, changes in the scope of consolidation mainly concerned prepayment of services for the construction of the network of FiberCo in Poland to Orange Polska and the integration of Telekom Romania Communications.

Accounting policies

Customer contract net assets and liabilities

The timing of income recognition may differ from the timing of customer invoicing.

Trade receivables presented in the consolidated statement of financial position represent an unconditional right to receive consideration (primarily cash), i.e. the services and goods promised to the customer have been provided.

In contrast, contract assets mainly refer to amounts allocated under IFRS 15 as consideration for goods or services provided to customers, but for which the right to collect payment is contingent on the provision of other services or goods under the same contract (or group of contracts). This is the case in a bundled offer combining the sale of a mobile phone and mobile telecommunication services for a fixed period, where the mobile phone is invoiced at a reduced price leading to the reallocation of a portion of amounts invoiced for the telecommunication service to the supply of the mobile phone. The excess amount allocated to the mobile phone over the price invoiced is recognized as a contract asset and transferred to trade receivables as the service is invoiced.

Contract assets, like trade receivables, are subject to impairment for credit risk. The recoverability of contract assets is also verified, including to cover the risk of impairment loss should the contract be interrupted. Recoverability may also be impacted by a change in the legal environment governing offers.

Contract liabilities represent amounts paid by customers to Orange before receiving the goods and/or services promised in the contract. This is typically the case for advances received from customers or amounts invoiced and received for goods or services not yet provided, for example for subscriptions payable in advance or prepaid contracts (previously recognized in deferred income).

Customer contract assets and liabilities are presented, respectively, in current assets and current liabilities since they are a normal part of the Group’s operations.

Costs of obtaining a contract

Where a telecommunication service contract is signed via a third-party distributor, this distributor may receive business provider remuneration, generally paid in the form of a commission for each subscription or invoice-indexed commission. Where the Group considers that these commissions are incremental and would not have been paid in the absence of the customer contract, the commission cost is estimated and capitalized in the balance sheet. It should be noted that the Group has adopted the simplification measure authorized by IFRS 15 to recognize the costs of obtaining a contract as an expense at the time they are incurred, if the amortization period of the asset that the Group would recognize for them does not exceed one year.

The costs of obtaining fixed-period mobile services contracts are capitalized and expensed on a pro rata basis over the enforceable period of the contract, as these costs are generally incurred each time a customer renews the fixed period. The costs of obtaining fixed services contracts for a pre-determined term for B2C market customers are expensed on a pro rata basis over the estimated period of the customer relationship. The costs of obtaining B2B and operator solution contracts are not material.

Costs to fulfill a contract

Costs to fulfill a contract consist of all the initial contractual costs necessary to fulfill one or more performance obligations of a contract. These costs, when they are directly related to a contract, are capitalized and expensed on a pro rata basis over the enforceable period of the contract.

At Group level, these costs mainly concern contracts for B2B customers, with, for example, design, installation, connection and migration costs that relate to a future performance obligation of the contract.

The assumptions underlying the period over which the costs of fulfilling a contract are expensed are periodically reviewed and adjusted in line with observations; termination of the contractual relationship with the customer results in the immediate expensing of the remaining deferred costs. Where the carrying value of deferred costs exceeds the remaining consideration expected to be received for the transfer of the related goods and services, less expected costs relating directly to the transfer of these goods and services yet to be incurred, the excess amount is similarly immediately expensed.

The following table presents the transaction price assigned to unfulfilled performance obligations at December 31, 2022. Unfulfilled performance obligations are the services that the Group is obliged to provide to customers during the remaining fixed term of the contract. As allowed by the simplification procedure under IFRS 15, these disclosures are only related to performance obligations with an initial term greater than one year.

(in millions of euros)	December 31, 2022
Less than one year	6,589
Between 1 and 2 years	2,739
Between 2 and 3 years	943
Between 3 and 4 years	433
Between 4 and 5 years	216
More than 5 years	184
Total remaining performance obligations	11,104

Accounting policies

Unfulfilled performance obligations

During allocation of the total contract transaction price to identified performance obligations, a portion of the total transaction price can be allocated to performance obligations that are unsatisfied or partially satisfied at the end of the reporting period. We have elected to apply certain available practical expedients when disclosing unfulfilled performance obligations, including the option to exclude expected revenues from unsatisfied obligations of contracts with an original expected duration of one year or less. These contracts are primarily monthly service contracts.

In addition, certain contracts offer customers the ability to purchase additional services. These additional services are not included in the transaction price and are recognized when the customer exercises the option (generally on a monthly basis). They are not therefore included in unfulfilled performance obligations.

Some multi-year service contracts with B2B and operator customers include fixed monthly costs and variable user fees. These variable user fees are excluded from the table of unfulfilled performance obligations.

Other assets

4.5    Other assets

	December 31,	December 31,	December 31,
(in millions of euros)	2022	2021	2020
Advances and downpayments	177	147	116
Submarine cable consortiums (1)	230	194	258
Security deposits paid	96	105	93
Orange Money - isolation of electronic money (1)	1,242	1,030	825
Other(2)	688	654	545
Total	2,433	2,130	1,837

(1)	These receivables are offset by the liabilities of the same amount (see accounting policies below and Note 5.7).
(2)	Includes a receivable due under a transmission capacity agreement for an FTTH network in Spain in 2020.

(in millions of euros)	2022	2021	2020
Other assets - in the opening balance	2,130	1,837	1,383
Business related variations(1)	304	236	495
Changes in the scope of consolidation	5	24	0
Translation adjustment	(17)	28	(32)
Reclassifications and other items	11	5	(9)
Other assets - in the closing balance	2,433	2,130	1,837
o/w other non-current assets	216	254	136
o/w other current assets	2,217	1,875	1,701

(1)	Includes a receivable due under a transmission capacity agreement for an FTTH network in Spain in 2020.

Accounting policies

Other assets relating to “Submarine cable consortiums” are receivables from submarine cable consortium members when Orange is in charge of centralizing the payments to the equipment suppliers that build and manage these cables. These receivables are offset by the liabilities of the same amount (see Note 5.7).

Orange Money is a money transfer, payment and financial services solution provided via an electronic money (“e-money”) account linked to an Orange mobile number.

Since 2016, the Orange group has become an Electronic Money Issuer (“EMI”) in some of the countries in which it operates, via dedicated, approved, internal subsidiaries. Regulations state that EMIs, as last-resort guarantors for the reimbursement of e-money holders, are obliged to restrict the funds collected in exchange for the issue of e-money (obligation to protect holders). The e-money distribution model relies on Orange’s subsidiaries and third-party distributors. EMIs issue e-money (or units of value “UV”) at the request of these distributors in exchange for funds collected therefrom. The distributors then transfer the e-money to end holders.

Within the Orange group, this restriction includes the protection of third-party holders (distributors and customers).

These transactions have no impact on the Group's net financial debt and are listed under the following headings:

–  assets restricted to an amount equal to the e-money in circulation outside of the Orange group (or UV in circulation);

–  UV in circulation under liabilities, representing the obligation to reimburse the third-party holders (customers and third-party distributors).

These two headings are presented under “other assets” and “other liabilities” and under operating activities as “change in working capital requirement”.